UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5586

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

         Date of reporting period: AUGUST 1, 2004 THROUGH JULY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




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TOP HOLDINGS AND ALLOCATIONS
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TOP TEN INDUSTRIES
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Tobacco Settlement Payments                                                21.4%
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Special Tax                                                                21.0
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Special Assessment                                                         15.4
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Municipal Leases                                                            9.1
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Pollution Control                                                           4.7
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General Obligation                                                          4.1
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Marine/Aviation Facilities                                                  4.0
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Hospital/Health Care                                                        3.2
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Education                                                                   2.7
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Airlines                                                                    2.1

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------

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CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                   17.4%
AA                     5.8
A                      9.8
BBB                   48.6
BB                     1.1
B                      0.1
CCC                    2.0
Not Rated             15.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
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                   11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's distributions and share-price appreciation have combined to produce superior performance during this report period. As of July 31, 2005, the Fund's Class A shares generated 1-year total return of 18.20% without sales charge, and 12.58% with sales charge. By comparison, the Lehman Brothers Municipal Bond index produced a total return of 6.35%.1 Yields generated by the Fund's holdings, representing a wide variety of credit qualities and industry sectors, generated approximately 36% of the Fund's total return for the period. Price appreciation in long-maturity bonds and in particular in the Fund's lower-rated and unrated holdings, and in its Master Settlement Agreement ("MSA") bonds, accounted for the remainder of the period's total return. MSA bonds are backed by the issuing State's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers. These bonds generated attractive yields and share price appreciation for shareholders during this period. Across the municipal bond market, the difference between yields on lower-rated and higher-rated municipals securities decreased, as the price of lower-rated municipal bonds rose more than that of high-grade bonds during this report period.

      Increasing prices in the Fund's lower-rated holdings, sometimes known as "credit-spread tightening," has been a significant driver of the Fund's total return during this report period. The Fund's net asset value increased in this period, largely through price appreciation in bonds that we had selected for their yield and structural characteristics. For example, bonds issued to finance airport facilities, and backed by payments from commercial airlines, have turned in particularly strong price performance. In particular, the value of holdings in bonds backed by American Airlines strengthened considerably during this period. Airline sector bonds represented 2.1% of the Fund's holdings at the end of this report period.

      Special Tax and Special Assessment bonds, sometimes referred to as "dirt bonds," added to performance during this report period. These are bonds issued to support housing and commercial development projects. Special Tax and Special Assessment bonds comprised over 35% of assets during this report period, contributing to yield and NAV appreciation.

1. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds. The index cannot be purchased directly by investors. Index performance is for illustrative purposes only and does not predict or depict the performance of a fund.


                   12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      With generally higher prices of longer-term, lower-rated and non-rated municipal securities, the Fund has recently favored investing in higher-quality bonds during this period. We believe that new municipal bond issues have offered fewer higher-yielding municipal bonds that possess what we consider to be a favorable balance of risk and reward for the Fund.

      A small percentage of the Fund's holdings is currently exposed to "taxability risk," meaning there is a possibility that income from these bonds might be deemed federally taxable by the Internal Revenue Service ("IRS"). The IRS is currently investigating the structure of a small number of the Fund's holdings in this regard, but we have not learned of any findings as of the date of this report. Some of these bonds held by the Fund have a "taxability call" feature by which they must be redeemed by the issuer if their income is deemed taxable; others have a feature by which the issuer would repay the Fund for any tax liability incurred. As of July 31, 2005, these bonds do not figure prominently in the Fund's portfolio.

      The Fund's position in municipal inverse-floating rate securities contributed to positive performance during this report period. These are tax-exempt securities whose interest payments move inversely to short-term interest rates. We have sought to offset some of the interest-rate sensitivity of these bonds by also investing in premium-coupon, callable bonds whose market prices tend to exhibit less interest-rate sensitivity.

      As of July 31, 2005, tobacco bonds backed by the national Master Settlement Agreement (MSA) accounted for 21.3% of investments, making it the Fund's largest single industry sector. MSA bond prices have increased significantly during this report period. Virginia MSA bonds issued in May 2005 were the first new tobacco bonds to be paid solely from tobacco settlement revenues since early 2003. Also during this report period, Westchester County, New York pre-refunded its MSA-backed bonds in June, and other municipalities announced plans to pre-refund many of their MSA-backed bonds, as well. In a pre-refunding, a new bond issue generates proceeds that are earmarked to pay off another previously-issued--but not yet callable--bond. When a municipal bond is pre-refunded, its price generally rises significantly. The market reacted favorably to the issuance of new MSA bonds, and prices of MSA-backed tobacco bonds rose as speculation of additional new issuance to refund outstanding, higher coupon MSA-backed bonds increased.

      Positive news on tobacco litigation also contributed to the large price rally in MSA-backed bonds. One significant event during this period was the ruling of a federal appeals court in Washington, D.C. that the U.S. government could not seek disgorgement of $280 billion in past profits from the tobacco industry under the Racketeer Influenced Corrupt


                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

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FUND PERFORMANCE DISCUSSION
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Organizations Act ("RICO"). On February 4, 2005, in a 2-1 decision, the United
States Court of Appeals for the District of Columbia held that, because the applicable RICO statute limits remedies to those that "prevent and restrain" future acts, disgorgement based on past profits is not a remedy available to the government. Investors viewed dismissal of this claim as good news, and MSA bond prices rose. On April 20, 2005, the United States Court of Appeals for the District of Columbia denied the Department of Justice's request to reconsider the February decision. However, on July 18, 2005, the Government filed its petition for certiorari seeking further review on this issue by the United States Supreme Court. During final arguments in this case, the U.S. government reduced its demand for damages from the tobacco industry to $14 billion - a significant reduction from the original claim for $280 billion. It is not clear when the trial judge will make a final decision in this case. However, developments during this report period have been positive for the tobacco industry and, by extension, for MSA bonds.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. We continue to comb the market for bonds that offer attractive yields, and to monitor developing market conditions.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2005. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on November 1, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer California Municipal Fund (Class A)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Oppenheimer California
                             Municipal Fund            Lehman Brothers
   Date                        (Class A)             Municipal Bond Index
12/31/1995                        9,525                    10,000
03/31/1996                        9,374                     9,880
06/30/1996                        9,431                     9,955
07/31/1996 1                      9,557                    10,045
10/31/1996                        9,791                    10,298
01/31/1997                        9,963                    10,463
04/30/1997                        9,999                    10,505
07/31/1997                       10,618                    11,075
10/31/1997                       10,702                    11,173
01/31/1998                       11,059                    11,520
04/30/1998                       10,949                    11,482
07/31/1998                       11,219                    11,739
10/31/1998                       11,510                    12,069
01/31/1999                       11,721                    12,286
04/30/1999                       11,705                    12,280
07/31/1999                       11,398                    12,077
10/31/1999                       10,891                    11,855
01/31/2000                       10,706                    11,840
04/30/2000                       11,074                    12,167
07/31/2000                       11,497                    12,597
10/31/2000                       11,797                    12,864
01/31/2001                       12,237                    13,413
04/30/2001                       12,146                    13,429
07/31/2001                       12,551                    13,867
10/31/2001                       12,949                    14,215
01/31/2002                       12,817                    14,204
04/30/2002                       12,914                    14,369
07/31/2002                       13,328                    14,797
10/31/2002                       13,407                    15,050
01/31/2003                       13,295                    15,264
04/30/2003                       13,255                    15,589
07/31/2003                       13,252                    15,331
10/31/2003                       13,877                    15,819
01/31/2004                       14,755                    16,209
04/30/2004                       14,466                    16,007
07/31/2004                       14,516                    16,218
10/31/2004                       15,399                    16,774
01/31/2005                       16,086                    16,996
04/30/2005                       16,573                    17,098
07/31/2005                       17,157                    17,247

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year  12.58%     5-Year  7.29%     10-Year 6.24%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from 12/31 to 7/31.


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

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FUND PERFORMANCE DISCUSSION
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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer California Municipal Fund (Class B)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            Oppenheimer California
                                Municipal Fund            Lehman Brothers
   Date                           (Class B)             Municipal Bond Index
12/31/1995                          10,000                    10,000
03/31/1996                           9,823                     9,880
06/30/1996                           9,873                     9,955
07/31/1996 1                         9,989                    10,045
10/31/1996                          10,213                    10,298
01/31/1997                          10,372                    10,463
04/30/1997                          10,391                    10,505
07/31/1997                          11,014                    11,075
10/31/1997                          11,089                    11,173
01/31/1998                          11,438                    11,520
04/30/1998                          11,292                    11,482
07/31/1998                          11,549                    11,739
10/31/1998                          11,836                    12,069
01/31/1999                          12,020                    12,286
04/30/1999                          11,992                    12,280
07/31/1999                          11,644                    12,077
10/31/1999                          11,105                    11,855
01/31/2000                          10,907                    11,840
04/30/2000                          11,250                    12,167
07/31/2000                          11,656                    12,597
10/31/2000                          11,939                    12,864
01/31/2001                          11,372                    13,413
04/30/2001                          11,245                    13,429
07/31/2001                          12,642                    13,867
10/31/2001                          13,018                    14,215
01/31/2002                          12,864                    14,204
04/30/2002                          12,961                    14,369
07/31/2002                          13,377                    14,797
10/31/2002                          13,456                    15,050
01/31/2003                          13,344                    15,264
04/30/2003                          13,304                    15,589
07/31/2003                          13,300                    15,331
10/31/2003                          13,927                    15,819
01/31/2004                          14,809                    16,209
04/30/2004                          14,519                    16,007
07/31/2004                          14,569                    16,218
10/31/2004                          15,456                    16,774
01/31/2005                          16,145                    16,996
04/30/2005                          16,634                    17,098
07/31/2005                          17,220                    17,247

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year  12.40%     5-Year  7.23%     10-Year  6.28%


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer California Municipal Fund (Class C)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer California
                                  Municipal Fund            Lehman Brothers
   Date                              (Class C)            Municipal Bond Index
11/01/1995                            10,000                    10,000
12/31/1995                            10,290                    10,264
03/31/1996                            10,102                    10,140
06/30/1996                            10,142                    10,218
07/31/1996 1                          10,270                    10,310
10/31/1996                            10,500                    10,570
01/31/1997                            10,664                    10,739
04/30/1997                            10,673                    10,782
07/31/1997                            11,324                    11,367
10/31/1997                            11,391                    11,468
01/31/1998                            11,750                    11,824
04/30/1998                            11,601                    11,785
07/31/1998                            11,876                    12,049
10/31/1998                            12,161                    12,387
01/31/1999                            12,350                    12,610
04/30/1999                            12,321                    12,604
07/31/1999                            11,963                    12,395
10/31/1999                            11,408                    12,168
01/31/2000                            11,204                    12,152
04/30/2000                            11,569                    12,488
07/31/2000                            11,976                    12,930
10/31/2000                            12,266                    13,203
01/31/2001                            12,712                    13,767
04/30/2001                            12,582                    13,783
07/31/2001                            12,991                    14,233
10/31/2001                            13,378                    14,590
01/31/2002                            13,216                    14,579
04/30/2002                            13,279                    14,748
07/31/2002                            13,680                    15,188
10/31/2002                            13,735                    15,446
01/31/2003                            13,593                    15,667
04/30/2003                            13,540                    16,001
07/31/2003                            13,497                    15,735
10/31/2003                            14,107                    16,236
01/31/2004                            14,973                    16,636
04/30/2004                            14,651                    16,429
07/31/2004                            14,673                    16,645
10/31/2004                            15,538                    17,216
01/31/2005                            16,200                    17,444
04/30/2005                            16,660                    17,549
07/31/2005                            17,214                    17,702

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year  16.33%     5-Year  7.53%     Since Inception (11/1/95)  5.73%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from 12/31 to 7/31.


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

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NOTES
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TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN
SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING         ENDING            EXPENSES
                              ACCOUNT           ACCOUNT           PAID DURING
                              VALUE             VALUE             6 MONTHS ENDED
                              (2/1/05)          (7/31/05)         JULY 31, 2005
--------------------------------------------------------------------------------
Class A Actual                $1,000.00         $1,066.60         $4.83
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00          1,020.13          4.72
--------------------------------------------------------------------------------
Class B Actual                 1,000.00          1,063.50          8.73
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00          1,016.36          8.53
--------------------------------------------------------------------------------
Class C Actual                 1,000.00          1,062.60          8.73
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00          1,016.36          8.53

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2005 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Class A                  0.94%
----------------------------------
Class B                  1.70
----------------------------------
Class C                  1.70

--------------------------------------------------------------------------------


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2005
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--115.0%
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--104.6%
$    25,000     ABAG Finance Authority for NonProfit Corporations
                (Channing House)                                                5.500%        02/15/2029     $      25,995
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     ABAG Finance Authority for NonProfit Corporations
                (Schools of Sacred Heart) 1                                     6.450         06/01/2030         1,071,430
--------------------------------------------------------------------------------------------------------------------------
     90,000     ABAG Finance Authority for NonProfit
                Corporations COP                                                6.000         08/15/2020            91,977
--------------------------------------------------------------------------------------------------------------------------
    450,000     ABAG Finance Authority for NonProfit Corporations
                COP (American Baptist Homes of the West)                        5.750         10/01/2017           455,238
--------------------------------------------------------------------------------------------------------------------------
    250,000     ABAG Finance Authority for NonProfit Corporations
                COP (Lytton Gardens)                                            6.000         02/15/2019           265,143
--------------------------------------------------------------------------------------------------------------------------
    440,000     ABAG Finance Authority for NonProfit Corporations
                COP (O'Connor Woods)                                            6.200         11/01/2029           468,164
--------------------------------------------------------------------------------------------------------------------------
  4,300,000     ABAG Finance Authority for NonProfit Corporations
                COP(Redwood Senior Homes & Services) 1                          6.125         11/15/2032         4,631,831
--------------------------------------------------------------------------------------------------------------------------
     55,000     Adelanto Improvement Agency, Series B                           5.500         12/01/2023            55,469
--------------------------------------------------------------------------------------------------------------------------
  5,295,000     Agua Mansa Industrial Growth Association Special Tax 1          6.500         09/01/2033         5,551,702
--------------------------------------------------------------------------------------------------------------------------
    200,000     Alameda Public Financing Authority                              5.450         09/02/2014           204,230
--------------------------------------------------------------------------------------------------------------------------
  1,695,000     American Canyon Financing Authority
                (American Canyon Road East) 2                                   5.100         09/02/2035         1,689,491
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     Anaheim Public Financing Authority RITES 3                     10.520 4       12/28/2018         4,779,440
--------------------------------------------------------------------------------------------------------------------------
  3,255,000     Apple Valley Redevel. Agency Tax Allocation                     5.000         06/01/2035         3,350,404
--------------------------------------------------------------------------------------------------------------------------
     25,000     Aztec Shops Auxiliary Organization
                (San Diego State University)                                    6.000         09/01/2031            26,277
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Azusa Special Tax Community Facilities District
                (Mountain Cove)                                                 6.000         09/01/2032         2,604,400
--------------------------------------------------------------------------------------------------------------------------
     75,000     Bay Area Governments Association (Windmere Ranch)               6.150         09/02/2029            84,419
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Beaumont Financing Authority, Series A                          5.750         09/01/2034         1,538,880
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Beaumont Financing Authority, Series B                          5.350         09/01/2028           996,660
--------------------------------------------------------------------------------------------------------------------------
  1,490,000     Beaumont Financing Authority, Series B                          5.400         09/01/2035         1,482,237
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     Beaumont Financing Authority, Series B                          6.000         09/01/2034         5,216,900
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Beaumont Financing Authority, Series B                          6.000         09/01/2034         1,569,810
--------------------------------------------------------------------------------------------------------------------------
  2,875,000     Beaumont Financing Authority, Series D                          5.800         09/01/2035         2,961,394
--------------------------------------------------------------------------------------------------------------------------
    400,000     Berkeley GO                                                     5.625         09/01/2027           408,844
--------------------------------------------------------------------------------------------------------------------------
    500,000     Blythe Community Facilities District Special Tax
                (Hidden Beaches)                                                5.300         09/01/2035           490,030
--------------------------------------------------------------------------------------------------------------------------
     30,000     Blythe Redevel. Agency
                (Redevel. Project No. 1 Tax Allocation)                         5.650         05/01/2029            30,572
--------------------------------------------------------------------------------------------------------------------------
  1,595,000     CA County Tobacco Securitization Agency (TASC)                  5.750         06/01/2027         1,679,009
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     CA County Tobacco Securitization Agency (TASC)                  5.750         06/01/2029         4,210,680
--------------------------------------------------------------------------------------------------------------------------
  6,230,000     CA County Tobacco Securitization Agency (TASC)                  5.875         06/01/2027         6,562,246
--------------------------------------------------------------------------------------------------------------------------
  9,125,000     CA County Tobacco Securitization Agency (TASC)                  5.875         06/01/2035         9,587,364


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   240,000     CA County Tobacco Securitization Agency (TASC)                  5.875%        06/01/2043     $     252,233
--------------------------------------------------------------------------------------------------------------------------
  1,250,000     CA County Tobacco Securitization Agency (TASC)                  5.875         06/01/2043         1,324,100
--------------------------------------------------------------------------------------------------------------------------
    140,000     CA County Tobacco Securitization Agency (TASC)                  5.875         06/01/2043           147,136
--------------------------------------------------------------------------------------------------------------------------
 10,400,000     CA County Tobacco Securitization Agency (TASC) 1                6.000         06/01/2035        10,999,664
--------------------------------------------------------------------------------------------------------------------------
 21,875,000     CA County Tobacco Securitization Agency (TASC)                  6.000         06/01/2042        23,140,250
--------------------------------------------------------------------------------------------------------------------------
 10,025,000     CA County Tobacco Securitization Agency (TASC)                  6.125         06/01/2038        10,676,625
--------------------------------------------------------------------------------------------------------------------------
    100,000     CA Department of Veterans Affairs Home Purchase                 5.100         12/01/2019           100,074
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA Department of Veterans Affairs Home Purchase                 5.200         12/01/2027            25,017
--------------------------------------------------------------------------------------------------------------------------
     65,000     CA Department of Veterans Affairs Home Purchase                 5.500         12/01/2019            68,891
--------------------------------------------------------------------------------------------------------------------------
    190,000     CA Educational Facilities Authority
                (Carnegie Institution of Washington)                            5.600         10/01/2023           190,863
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA Educational Facilities Authority
                (Golden Gate University)                                        5.500         10/01/2031            25,646
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     CA Educational Facilities Authority
                (Western University Health Sciences) 1                          6.000         10/01/2032         1,068,010
--------------------------------------------------------------------------------------------------------------------------
    130,000     CA GO                                                           5.000         10/01/2023           133,709
--------------------------------------------------------------------------------------------------------------------------
    100,000     CA GO                                                           5.000         02/01/2024           104,022
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA GO                                                           5.000         08/01/2024            52,619
--------------------------------------------------------------------------------------------------------------------------
     10,000     CA GO                                                           5.000         03/01/2028            10,352
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA GO                                                           5.000         02/01/2032            51,661
--------------------------------------------------------------------------------------------------------------------------
     20,000     CA GO                                                           5.125         03/01/2031            20,826
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA GO                                                           5.125         06/01/2031            51,885
--------------------------------------------------------------------------------------------------------------------------
    100,000     CA GO                                                           5.150         10/01/2019           100,366
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA GO                                                           5.500         04/01/2019            25,111
--------------------------------------------------------------------------------------------------------------------------
     20,000     CA GO                                                           5.500         03/01/2020            20,253
--------------------------------------------------------------------------------------------------------------------------
      5,000     CA GO                                                           5.500         03/01/2020             5,061
--------------------------------------------------------------------------------------------------------------------------
      5,000     CA GO                                                           5.500         10/01/2022             5,015
--------------------------------------------------------------------------------------------------------------------------
    200,000     CA GO                                                           6.250         10/01/2019           200,110
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     CA Golden State Tobacco Securitization Corp. 1                  5.750         06/01/2021         6,461,700
--------------------------------------------------------------------------------------------------------------------------
  1,070,000     CA Golden State Tobacco Securitization Corp.                    6.250         06/01/2033         1,193,585
--------------------------------------------------------------------------------------------------------------------------
 37,215,000     CA Golden State Tobacco Securitization Corp.                    6.625         06/01/2040        42,553,851
--------------------------------------------------------------------------------------------------------------------------
  1,830,000     CA Golden State Tobacco Securitization Corp.                    6.750         06/01/2039         2,107,794
--------------------------------------------------------------------------------------------------------------------------
  1,350,000     CA Golden State Tobacco Securitization Corp.                    7.800         06/01/2042         1,677,254
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Golden State Tobacco Securitization Corp. 1                  7.900         06/01/2042         2,498,100
--------------------------------------------------------------------------------------------------------------------------
 40,000,000     CA Golden State Tobacco Securitization Corp. (TASC) 2           5.000         06/01/2045        41,105,600
--------------------------------------------------------------------------------------------------------------------------
  2,810,000     CA Golden State Tobacco Securitization Corp. (TASC) 1           7.875         06/01/2042         3,505,166
--------------------------------------------------------------------------------------------------------------------------
    150,000     CA Golden State Tobacco Securitization Corp. (TASC)             7.875         06/01/2042           187,109
--------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA Golden State Tobacco Securitization Corp. RITES 3            9.872 4       06/01/2043         9,584,190
--------------------------------------------------------------------------------------------------------------------------
     10,000     CA Health Facilities Financing Authority
                (Sisters of Providence)                                         6.400         10/01/2005            10,029


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   460,000     CA Health Facilities Financing Authority
                (Small Facilities Loan), Series B                               7.400%        04/01/2014     $     470,709
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA Health Facilities Financing Authority
                (Stanford Health Care)                                          5.000         11/15/2028            26,287
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA HFA (Multifamily Hsg.), Series A                             5.900         02/01/2028            25,823
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA HFA (Multifamily Hsg.), Series B                             5.500         08/01/2039            25,808
--------------------------------------------------------------------------------------------------------------------------
    410,000     CA HFA (Single Family Mtg.), Series A-2 1                       6.450         08/01/2025           416,212
--------------------------------------------------------------------------------------------------------------------------
  1,205,000     CA HFA, Series A 1                                              4.800         08/01/2012         1,220,267
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA HFA, Series A                                                5.600         08/01/2011            25,861
--------------------------------------------------------------------------------------------------------------------------
    110,000     CA HFA, Series B                                                5.650         08/01/2014           110,837
--------------------------------------------------------------------------------------------------------------------------
    300,000     CA HFA, Series B 1                                              7.125         08/01/2024           310,866
--------------------------------------------------------------------------------------------------------------------------
    365,000     CA HFA, Series B-1 1                                            5.600         08/01/2017           377,107
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                    6.875         11/01/2027         1,522,800
--------------------------------------------------------------------------------------------------------------------------
  1,200,000     CA Pollution Control Financing Authority
                (General Motors Corp.) 1                                        5.500         04/01/2008         1,201,560
--------------------------------------------------------------------------------------------------------------------------
     20,000     CA Pollution Control Financing Authority
                (Mobil Oil Corp.)                                               5.500         12/01/2029            20,945
--------------------------------------------------------------------------------------------------------------------------
    975,000     CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company) 1                            5.850         06/01/2021           976,482
--------------------------------------------------------------------------------------------------------------------------
    145,000     CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                              5.850         06/01/2021           145,331
--------------------------------------------------------------------------------------------------------------------------
  4,660,000     CA Pollution Control Financing Authority
                (Southern California Edison Company) 1                          6.400         12/01/2024         4,729,900
--------------------------------------------------------------------------------------------------------------------------
  1,300,000     CA Pollution Control Financing Authority
                (Southern California Edison Company) 1                          6.400         12/01/2024         1,329,406
--------------------------------------------------------------------------------------------------------------------------
    300,000     CA Pollution Control Financing Authority
                (Southern California Edison Company)                            6.400         12/01/2024           301,152
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     CA Pollution Control Financing Authority
                (Waste Management) 1                                            5.400         04/01/2025         3,095,580
--------------------------------------------------------------------------------------------------------------------------
  3,250,000     CA Public Works (Department of Corrections) 1                   5.250         01/01/2021         3,280,583
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Public Works (Department of Corrections)                     5.500         01/01/2017         2,062,020
--------------------------------------------------------------------------------------------------------------------------
     10,000     CA Public Works (Department of Corrections)                     5.500         06/01/2019            10,122
--------------------------------------------------------------------------------------------------------------------------
     15,000     CA Public Works (State Universities)                            5.500         12/01/2018            15,079
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA Public Works (State Universities)                            5.500         06/01/2019            50,114
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA Public Works (State Universities)                            5.500         06/01/2021            50,107
--------------------------------------------------------------------------------------------------------------------------
    615,000     CA Public Works (State Universities)                            5.500         06/01/2021           616,316
--------------------------------------------------------------------------------------------------------------------------
    370,000     CA Public Works (State Universities)                            5.500         06/01/2021           370,466
--------------------------------------------------------------------------------------------------------------------------
    510,000     CA Public Works (Various California Universities                5.500         06/01/2019           514,406
                Project)
--------------------------------------------------------------------------------------------------------------------------
    165,000     CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series D                                  6.700         05/01/2029           166,752
--------------------------------------------------------------------------------------------------------------------------
  5,400,000     CA Statewide CDA (Berkeley Montessori School) 1                 7.250         10/01/2033         5,599,422


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   265,000     CA Statewide CDA (CA Odd Fellow Hsg.)                           5.500%        10/01/2023     $     265,511
--------------------------------------------------------------------------------------------------------------------------
    850,000     CA Statewide CDA (Citrus Gardens Apartments) 1                  6.500         07/01/2032           891,242
--------------------------------------------------------------------------------------------------------------------------
  1,425,000     CA Statewide CDA (Citrus Gardens Apartments) 1                  9.000         07/01/2032         1,425,214
--------------------------------------------------------------------------------------------------------------------------
  4,500,000     CA Statewide CDA (Daughters of Charity) 1                       5.250         07/01/2030         4,734,405
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Statewide CDA (East Valley Tourist) 1                        9.250         10/01/2020         2,207,580
--------------------------------------------------------------------------------------------------------------------------
  7,600,000     CA Statewide CDA (East Valley Tourist) 1                       11.000         10/01/2020         7,824,428
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide CDA (Fairfield Apartments) 1                       7.250         01/01/2035         5,099,650
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide CDA (John F. Kennedy University) 1                 6.750         10/01/2033         5,191,500
--------------------------------------------------------------------------------------------------------------------------
    550,000     CA Statewide CDA (Kaiser Permanente)                            5.300         12/01/2015           573,832
--------------------------------------------------------------------------------------------------------------------------
  2,750,000     CA Statewide CDA (Live Oak School) 1                            6.750         10/01/2030         2,938,403
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     CA Statewide CDA (Marin Montessori School) 1                    7.000         10/01/2033         6,124,080
--------------------------------------------------------------------------------------------------------------------------
  1,400,000     CA Statewide CDA (Napa Valley Hospice) 1                        7.000         01/01/2034         1,460,410
--------------------------------------------------------------------------------------------------------------------------
  1,650,000     CA Statewide CDA (Notre Dame de Namur University)               6.500         10/01/2023         1,696,613
--------------------------------------------------------------------------------------------------------------------------
  1,635,000     CA Statewide CDA (Notre Dame de Namur University)               6.625         10/01/2033         1,684,655
--------------------------------------------------------------------------------------------------------------------------
  1,465,000     CA Statewide CDA (Quail Ridge Apartments) 1                     6.500         07/01/2032         1,520,582
--------------------------------------------------------------------------------------------------------------------------
  2,100,000     CA Statewide CDA (Quail Ridge Apartments) 1                     9.000         07/01/2032         2,098,677
--------------------------------------------------------------------------------------------------------------------------
    500,000     CA Statewide CDA (Rio Bravo)                                    6.300         12/01/2018           510,205
--------------------------------------------------------------------------------------------------------------------------
  1,975,000     CA Statewide CDA (Sonoma Country Day School) 1                  6.000         01/01/2029         1,986,890
--------------------------------------------------------------------------------------------------------------------------
    160,000     CA Statewide CDA (Stonehaven Student Hsg.)                      5.875         07/01/2032           171,398
--------------------------------------------------------------------------------------------------------------------------
    400,000     CA Statewide CDA (Sycamore) 1                                   6.000         03/20/2038           440,356
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     CA Statewide CDA (Turning Point) 1                              6.500         11/01/2031         4,178,040
--------------------------------------------------------------------------------------------------------------------------
    450,000     CA Statewide CDA (United Airlines) 5,6                          5.700         10/01/2033           293,301
--------------------------------------------------------------------------------------------------------------------------
  7,800,000     CA Statewide CDA COP (Cedars-Sinai Medical Center)
                INFLOS 1,3                                                      8.184 4       11/01/2015         7,848,984
--------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA Statewide CDA COP
                (Pride Industries/Pride Industries One Obligated Group)         7.250         11/01/2029         7,349,510
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Statewide CDA COP (Windward School) 1                        6.900         09/01/2023         2,080,360
--------------------------------------------------------------------------------------------------------------------------
  4,500,000     CA Statewide CDA COP INFLOS 3                                   9.100 4       10/01/2011         5,345,910
--------------------------------------------------------------------------------------------------------------------------
    500,000     CA Statewide CDA, Series A                                      5.200         09/02/2025           497,690
--------------------------------------------------------------------------------------------------------------------------
  1,250,000     CA Statewide CDA, Series A                                      5.350         09/02/2035         1,252,725
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                               6.000         05/01/2037         5,286,150
--------------------------------------------------------------------------------------------------------------------------
 11,720,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC) 1                                             6.000         05/01/2043        12,390,736
--------------------------------------------------------------------------------------------------------------------------
 30,000,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                               6.000         05/01/2043        31,716,900
--------------------------------------------------------------------------------------------------------------------------
  3,835,000     CA Valley Health System COP 1                                   6.875         05/15/2023         3,840,714
--------------------------------------------------------------------------------------------------------------------------
     75,000     CA Valley Health System, Series A                               6.500         05/15/2025            78,450
--------------------------------------------------------------------------------------------------------------------------
    120,000     CA Veterans GO                                                  4.700         12/01/2012           120,053
--------------------------------------------------------------------------------------------------------------------------
 10,000,000     CA Veterans GO 1                                                4.700         12/01/2017        10,186,500
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     CA Veterans GO                                                  5.600         12/01/2032         1,029,020


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 1,500,000     CA Veterans GO, Series B                                        5.450%        12/01/2017     $   1,533,030
--------------------------------------------------------------------------------------------------------------------------
  1,800,000     CA Veterans GO, Series BH 1                                     5.600         12/01/2032         1,815,588
--------------------------------------------------------------------------------------------------------------------------
     55,000     CA Veterans GO, Series BP                                       5.500         12/01/2026            55,043
--------------------------------------------------------------------------------------------------------------------------
    150,000     CA Veterans GO, Series BR                                       5.250         12/01/2026           150,864
--------------------------------------------------------------------------------------------------------------------------
    565,000     CA Veterans GO, Series BT                                       5.000         12/01/2012           574,684
--------------------------------------------------------------------------------------------------------------------------
  5,250,000     CA Veterans GO, Series BT 1                                     5.375         12/01/2016         5,346,758
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA Water Resource Devel. GO, Series S                           5.500         04/01/2009            25,057
--------------------------------------------------------------------------------------------------------------------------
  2,935,000     Calaveras County Special Tax Community Facilities
                District No. 2                                                  7.000         09/01/2026         3,254,533
--------------------------------------------------------------------------------------------------------------------------
  2,300,000     Campbell Redevel. Agency Tax Allocation                         6.600         10/01/2032         2,521,191
--------------------------------------------------------------------------------------------------------------------------
  1,460,000     Carson Improvement Bond Act                                     7.375         09/02/2022         1,573,150
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     Carson Redevel. Agency                                          6.000         01/01/2035         6,064,800
--------------------------------------------------------------------------------------------------------------------------
  1,350,000     Cathedral City Improvement Bond Act 1915 2                      5.050         09/02/2035         1,343,102
--------------------------------------------------------------------------------------------------------------------------
    100,000     Central CA Joint Powers Health Financing Authority
                COP (Community Hospitals of Central CA)                         6.000         02/01/2020           106,600
--------------------------------------------------------------------------------------------------------------------------
  1,200,000     Chino Community Facilities District Special Tax                 6.000         09/01/2028         1,248,612
--------------------------------------------------------------------------------------------------------------------------
  1,340,000     Chino Community Facilities District Special Tax                 6.000         09/01/2033         1,388,950
--------------------------------------------------------------------------------------------------------------------------
  7,000,000     Chula Vista Redevel. Agency (Bayfront)                          7.625         09/01/2024         7,167,370
--------------------------------------------------------------------------------------------------------------------------
    500,000     Chula Vista Redevel. Agency (Bayfront)                          8.250         05/01/2024           532,250
--------------------------------------------------------------------------------------------------------------------------
  1,825,000     Coalinga Regional Medical Center COP 1                          5.750         09/01/2024         1,897,745
--------------------------------------------------------------------------------------------------------------------------
  3,040,000     Coalinga Regional Medical Center COP 1                          6.000         09/01/2034         3,122,354
--------------------------------------------------------------------------------------------------------------------------
  2,360,000     Colton Community Facilities District Special Tax                7.500         09/01/2020         2,607,045
--------------------------------------------------------------------------------------------------------------------------
    815,000     Commerce CDC Tax Allocation                                     5.750         08/01/2010           855,677
--------------------------------------------------------------------------------------------------------------------------
  2,800,000     Commerce CDC Tax Allocation                                     6.000         08/01/2021         2,886,688
--------------------------------------------------------------------------------------------------------------------------
  3,075,000     Contra Costa County Special Tax Community
                Facilities District                                             5.580         08/01/2016         3,185,300
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Corona-Norco Unified School District Public
                Financing Authority                                             6.125         09/01/2034         1,549,170
--------------------------------------------------------------------------------------------------------------------------
     50,000     Culver City Redevel. Finance Authority                          5.800         11/01/2013            50,761
--------------------------------------------------------------------------------------------------------------------------
  3,335,000     Davis Public Facilities Finance Authority
                (Mace Ranch Area)                                               6.600         09/01/2025         3,491,478
--------------------------------------------------------------------------------------------------------------------------
  3,280,000     East Palo Alto Redevel. Agency Tax Allocation
                (University Circle-Gateway)                                     6.625         10/01/2029         3,513,995
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Eastern CA Municipal Water District
                (Crown Valley Village)                                          5.625         09/01/2034         1,524,420
--------------------------------------------------------------------------------------------------------------------------
    160,000     Eastern CA Municipal Water District (Serena Hills)              6.000         09/01/2033           163,216
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     El Dorado County Special Tax 2                                  5.250         09/01/2035         3,978,840
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Escondido Joint Powers Financing Authority
                (California Center for the Arts) 1                              6.000         09/01/2018         2,051,420
--------------------------------------------------------------------------------------------------------------------------
    700,000     Farmersville Unified School District COP                        5.000         08/01/2026           689,710
--------------------------------------------------------------------------------------------------------------------------
  1,625,000     Folsom Special Tax Community Facilities District No. 10         6.300         09/01/2012         1,751,588


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 8,500,000     Folsom Special Tax Community Facilities District No. 10         6.875%        09/01/2019     $   9,342,265
--------------------------------------------------------------------------------------------------------------------------
     10,000     Fontana Redevel. Agency (Jurupa Hills)                          5.500         10/01/2027            10,397
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     Freemont Community Facilities District
                (Pacific Commons)                                               5.375         09/01/2036         4,992,250
--------------------------------------------------------------------------------------------------------------------------
  1,675,000     Hawthorne Community Redevel. Agency Special Tax                 7.200         10/01/2025         1,780,944
--------------------------------------------------------------------------------------------------------------------------
  1,180,000     Hawthorne Community Redevel. Agency Special Tax                 7.200         10/01/2025         1,254,635
--------------------------------------------------------------------------------------------------------------------------
  1,835,000     Hercules Improvement Bond Act 1915                              5.100         09/02/2035         1,801,401
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     Hesperia Community Redevel. Agency Tax Allocation 1             5.000         09/01/2035         3,134,070
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     Huntington Park Public Financing Authority, Series A            6.200         10/01/2025         3,123,660
--------------------------------------------------------------------------------------------------------------------------
    130,000     Independent Cities, CA Lease Finance Authority
                (El Granada Mobile Home Park)                                   6.000         05/15/2034           135,734
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Indio Improvement Bond Act of 1915 Assessment
                District No. 2003-03                                            6.125         09/02/2029         2,023,140
--------------------------------------------------------------------------------------------------------------------------
  2,820,000     Indio Improvement Bond Act of 1915 Assessment
                District No. 2004-3                                             5.500         09/02/2030         2,814,134
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Indio Public Financing Authority                                6.100         09/02/2029         2,101,420
--------------------------------------------------------------------------------------------------------------------------
  4,250,000     Indio Redevel. Agency Tax, Series B                             6.500         08/15/2034         4,461,523
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     La Verne COP (Bethren Hillcrest Homes) 1                        5.600         02/15/2033         5,289,400
--------------------------------------------------------------------------------------------------------------------------
  4,500,000     La Verne COP (Bethren Hillcrest Homes) 1                        6.625         02/15/2025         4,963,095
--------------------------------------------------------------------------------------------------------------------------
  1,750,000     Lake Elsinore Public Financing Authority, Series F              7.100         09/01/2020         1,889,195
--------------------------------------------------------------------------------------------------------------------------
  3,400,000     Lake Elsinore Unified School District                           5.350         09/01/2035         3,440,086
--------------------------------------------------------------------------------------------------------------------------
     20,000     Lathrop Improvement Bond (Mossdale Village)                     6.125         09/02/2028            20,604
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     Lathrop Special Tax Community Facilities District No. 03-2 1    7.000         09/01/2033         5,237,100
--------------------------------------------------------------------------------------------------------------------------
    750,000     Lincoln Special Tax                                             5.900         09/01/2024           798,345
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Lincoln Special Tax                                             5.950         09/01/2028         1,072,450
--------------------------------------------------------------------------------------------------------------------------
  1,305,000     Lindsay Redevel. Agency                                         5.000         08/01/2025         1,351,784
--------------------------------------------------------------------------------------------------------------------------
  2,290,000     Lindsay Redevel. Agency                                         5.000         08/01/2035         2,353,548
--------------------------------------------------------------------------------------------------------------------------
     25,000     Loma Linda Collateralized Loan (Redlands)                       7.375         06/01/2009            25,300
--------------------------------------------------------------------------------------------------------------------------
     25,000     Long Beach Bond Finance Authority
                (Aquarium of the South Pacific)                                 5.000         11/01/2026            26,071
--------------------------------------------------------------------------------------------------------------------------
 12,450,000     Los Angeles Community Facilities District (Playa Vista) 1       4.750         09/01/2031        12,749,672
--------------------------------------------------------------------------------------------------------------------------
  1,475,000     Los Angeles Community Redevel. Agency
                (Grand Central Square) 1                                        5.850         12/01/2026         1,476,106
--------------------------------------------------------------------------------------------------------------------------
 36,235,000     Los Angeles Community Redevel. Agency
                (Manchester Social Services)                                    5.000         09/01/2037        37,683,675
--------------------------------------------------------------------------------------------------------------------------
    250,000     Los Angeles County Schools Regionalized
                Business Services Corp.                                         5.125         09/01/2027           250,378
--------------------------------------------------------------------------------------------------------------------------
  2,375,000     Los Angeles Department of Water & Power RITES 1,3              10.954 4       07/01/2024         2,610,648
--------------------------------------------------------------------------------------------------------------------------
  5,500,000     Los Angeles Harbor Department, Series B 1                       6.000         08/01/2014         5,711,970


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
    CALIFORNIA Continued
$    85,000     Los Angeles Harbor, Series B                                    5.375%        11/01/2019     $      87,684
--------------------------------------------------------------------------------------------------------------------------
     25,000     Los Angeles Regional Airports Improvement Corp.
                (United Airlines) 3,5,6                                         8.800         11/15/2021            22,275
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Los Angeles USD ROLs 1,3                                        8.826 4       07/01/2015         3,070,875
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Los Angeles USD ROLs 3                                          8.826 4       07/01/2016         3,070,875
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Los Angeles USD ROLs 3                                          8.826 4       07/01/2017         1,842,525
--------------------------------------------------------------------------------------------------------------------------
     15,000     Los Gatos Union School District                                 5.000         08/01/2024            15,830
--------------------------------------------------------------------------------------------------------------------------
     65,000     M-S-R Public Power Agency (San Juan)                            6.000         07/01/2022            65,852
--------------------------------------------------------------------------------------------------------------------------
  4,550,000     M-S-R Public Power Agency (San Juan) ROLs 1,3                   9.323 4       07/01/2017         4,677,582
--------------------------------------------------------------------------------------------------------------------------
    100,000     Madera County COP (Valley Children's Hospital)                  5.750         03/15/2028           102,313
--------------------------------------------------------------------------------------------------------------------------
     50,000     Marina Community Facilities District Special Tax                6.250         09/01/2023            51,500
--------------------------------------------------------------------------------------------------------------------------
    915,000     Menifee Union School District 2                                 5.200         09/01/2030           916,464
--------------------------------------------------------------------------------------------------------------------------
    500,000     Menifee Union School District 2                                 5.250         09/01/2035           500,510
--------------------------------------------------------------------------------------------------------------------------
    400,000     Menifee Union School District Special Tax                       5.200         09/01/2035           394,116
--------------------------------------------------------------------------------------------------------------------------
    690,000     Menifee Union School District Special Tax                       5.500         09/01/2034           697,362
--------------------------------------------------------------------------------------------------------------------------
    385,000     Menifee Union School District Special Tax                       5.500         09/01/2034           389,108
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Merced Special Tax 2                                            5.000         09/01/2030           975,520
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Merced Special Tax 2                                            5.100         09/01/2035           981,690
--------------------------------------------------------------------------------------------------------------------------
     20,000     Mill Valley Community Facilities District Special Tax
                (Library Renovation)                                            5.800         08/01/2026            20,012
--------------------------------------------------------------------------------------------------------------------------
    480,000     Modesto Irrigation District COP                                 5.300         07/01/2022           480,902
--------------------------------------------------------------------------------------------------------------------------
    700,000     Murrieta Community Facilities District Special Tax
                (Bremerton)                                                     5.625         09/01/2034           713,853
--------------------------------------------------------------------------------------------------------------------------
  1,810,000     Murrieta Community Facilities District Special Tax
                (Creekside Village)                                             5.200         09/01/2035         1,744,116
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Murrieta Community Facilities District Special Tax
                (Murrieta Springs)                                              5.500         09/01/2034         2,508,200
--------------------------------------------------------------------------------------------------------------------------
     25,000     Murrieta Valley Unified School District Special Tax             5.250         09/01/2037            24,674
--------------------------------------------------------------------------------------------------------------------------
  1,785,000     Murrieta Valley Unified School District Special Tax             6.000         09/01/2035         1,874,018
--------------------------------------------------------------------------------------------------------------------------
    875,000     Murrieta, CA Community Facilities District
                (Murrieta Fields)                                               5.250         09/01/2035           863,870
--------------------------------------------------------------------------------------------------------------------------
  2,250,000     Norco Special Tax                                               7.000         09/01/2033         2,525,130
--------------------------------------------------------------------------------------------------------------------------
  1,320,000     Norco Special Tax Community Facilities District No.             7.100         10/01/2030         1,442,694
                97-1
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Northern CA Power Agency (Hydroelectric)                        5.125         07/01/2023         1,053,770
--------------------------------------------------------------------------------------------------------------------------
  7,490,000     Northern CA Tobacco Securitization Authority (TASC)             5.375         06/01/2041         7,673,205
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Orange County Community Facilities District
                (Ladera Ranch), Series A                                        6.250         08/15/2030         1,073,000
--------------------------------------------------------------------------------------------------------------------------
  2,250,000     Orange County Community Facilities District
                (Ladera Ranch), Series A                                        6.700         08/15/2029         2,568,398
--------------------------------------------------------------------------------------------------------------------------
    500,000     Palm Springs Improvement Bond Act 1915                          5.150         09/02/2030           490,380
--------------------------------------------------------------------------------------------------------------------------
     50,000     Palmdale Multifamily Hsg., Series A                             7.375         09/01/2024            50,086

                               27  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 1,390,000     Perris Community Facilities District Special Tax                5.300%        09/01/2035     $   1,372,417
--------------------------------------------------------------------------------------------------------------------------
  2,085,000     Perris Community Facilities District Special Tax
                (Amber Oaks)                                                    6.000         09/01/2034         2,173,216
--------------------------------------------------------------------------------------------------------------------------
    500,000     Perris Community Facilities District Special Tax                5.100         09/01/2028           497,850
                (Avalon) 2
--------------------------------------------------------------------------------------------------------------------------
    550,000     Perris Community Facilities District Special Tax                5.150         09/01/2032           549,175
                (Avalon) 2
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Perris Community Facilities District Special Tax
                (Chaparral Ridge)                                               6.250         09/01/2033         2,662,475
--------------------------------------------------------------------------------------------------------------------------
  1,310,000     Perris Community Facilities District Special Tax,               5.750         09/01/2035         1,322,222
                Series A
--------------------------------------------------------------------------------------------------------------------------
  3,605,000     Perris Community Facilities District Special Tax,               6.000         09/01/2034         3,757,528
                Series B
--------------------------------------------------------------------------------------------------------------------------
  1,250,000     Perris Public Financing Authority, Series A                     6.250         09/01/2033         1,336,263
--------------------------------------------------------------------------------------------------------------------------
     95,000     Pittsburg Infrastructure Financing Authority, Series A          5.600         09/02/2024            97,637
--------------------------------------------------------------------------------------------------------------------------
    500,000     Pomona (Single Family Mtg.), Series B                           7.500         08/01/2023           671,325
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Port Oakland RITES 1,3                                          8.496 4       11/01/2015         2,894,275
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Port Oakland RITES 1,3                                          8.746 4       11/01/2017         2,943,775
--------------------------------------------------------------------------------------------------------------------------
  2,430,000     Port Oakland RITES 1,3                                         10.919 4       11/01/2022         2,809,712
--------------------------------------------------------------------------------------------------------------------------
  5,025,000     Port Oakland RITES 1,3                                         10.919 4       11/01/2032         5,627,397
--------------------------------------------------------------------------------------------------------------------------
  2,660,000     Port Oakland RITES 1,3                                         12.419 4       11/01/2025         3,248,286
--------------------------------------------------------------------------------------------------------------------------
     40,000     Port of Oakland, Series L                                       5.000         11/01/2032            41,199
--------------------------------------------------------------------------------------------------------------------------
     35,000     Rancho Mirage Redevel. Agency                                   5.500         04/01/2029            35,115
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     Redding Electric COP RIBS 1                                    10.170 4       07/08/2022         4,371,300
--------------------------------------------------------------------------------------------------------------------------
  4,420,000     Riverside County COP (Family Law) 1                             5.000         11/01/2036         4,646,039
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Riverside Special Tax Community Facilities
                District No. 92-1, Series A                                     5.300         09/01/2034         2,027,540
--------------------------------------------------------------------------------------------------------------------------
     15,000     Rosemead Redevel. Agency                                        5.500         10/01/2018            15,025
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Roseville Woodcreek West Community Facility                     6.500         09/01/2015         1,701,645
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Roseville Woodcreek West Community Facility                     6.700         09/01/2025         1,142,000
--------------------------------------------------------------------------------------------------------------------------
     10,000     Sacramento County Airport System, Series A                      5.900         07/01/2024            10,439
--------------------------------------------------------------------------------------------------------------------------
     35,000     Sacramento County Airport System, Series B                      5.750         07/01/2024            35,319
--------------------------------------------------------------------------------------------------------------------------
  1,750,000     Sacramento County Sanitation District, Series A 1               5.875         12/01/2027         1,784,878
--------------------------------------------------------------------------------------------------------------------------
      5,000     Sacramento Municipal Utility District                           5.000         08/15/2028             5,207
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Sacramento, CA Power Authority (Cogeneration)                   6.000         07/01/2022         1,050,150
--------------------------------------------------------------------------------------------------------------------------
    125,000     San Bernardino County COP (Medical Center Financing)            5.500         08/01/2024           126,504
--------------------------------------------------------------------------------------------------------------------------
    150,000     San Bernardino Joint Powers Financing Authority
                (Department of Transportation)                                  5.500         12/01/2020           154,250
--------------------------------------------------------------------------------------------------------------------------
  1,850,000     San Bernardino Joint Powers Financing Authority
                (Tax Allocation) 3                                              6.625         04/01/2026         2,023,456
--------------------------------------------------------------------------------------------------------------------------
  3,750,000     San Diego County COP
                (Developmental Service Foundation)                              5.500         09/01/2027         3,805,800
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     San Diego County, CA COP                                        5.700         02/01/2028           974,410
--------------------------------------------------------------------------------------------------------------------------
    315,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                              5.900         06/01/2018           318,358


                   28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    50,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                              5.900%        06/01/2018     $      50,091
--------------------------------------------------------------------------------------------------------------------------
     40,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                              5.900         09/01/2018            40,085
--------------------------------------------------------------------------------------------------------------------------
    325,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                              5.900         09/01/2018           325,777
--------------------------------------------------------------------------------------------------------------------------
  2,730,000     San Diego Sewer, Series A 1                                     5.250         05/15/2020         2,753,150
--------------------------------------------------------------------------------------------------------------------------
  1,880,000     San Diego Unified School District GO RITES 3                   11.023 4       07/01/2027         2,517,395
--------------------------------------------------------------------------------------------------------------------------
  2,445,000     San Diego Unified School District GO RITES 3                   12.027 4       07/01/2023         3,547,010
--------------------------------------------------------------------------------------------------------------------------
     25,000     San Francisco Bay Area Rapid Transit District                   5.000         07/01/2028            26,201
--------------------------------------------------------------------------------------------------------------------------
     15,000     San Francisco City & County Airports Commission                 5.500         05/01/2026            15,374
--------------------------------------------------------------------------------------------------------------------------
     25,000     San Francisco City & County Airports Commission                 5.500         05/01/2026            25,623
--------------------------------------------------------------------------------------------------------------------------
     50,000     San Francisco City & County Airports Commission                 5.625         05/01/2021            51,349
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     San Francisco City & County Airports Commission 1               5.700         05/01/2014         1,029,350
--------------------------------------------------------------------------------------------------------------------------
    435,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7       08/01/2020           188,124
--------------------------------------------------------------------------------------------------------------------------
    590,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7       08/01/2022           222,595
--------------------------------------------------------------------------------------------------------------------------
    615,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7       08/01/2023           216,812
--------------------------------------------------------------------------------------------------------------------------
    540,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7       08/01/2024           178,670
--------------------------------------------------------------------------------------------------------------------------
    420,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7       08/01/2025           130,095
--------------------------------------------------------------------------------------------------------------------------
  1,375,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7       08/01/2030           315,453
--------------------------------------------------------------------------------------------------------------------------
  3,020,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7       08/01/2034           538,768
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             5.150         08/01/2035         1,504,770
--------------------------------------------------------------------------------------------------------------------------
  6,490,000     San Jacinto Financing Authority, Tranche A                      6.600         09/01/2033         6,292,250
--------------------------------------------------------------------------------------------------------------------------
  6,345,000     San Jacinto Financing Authority, Tranche B                      6.600         09/01/2033         6,018,042
--------------------------------------------------------------------------------------------------------------------------
  6,530,000     San Jacinto Financing Authority, Tranche C                      6.600         09/01/2033         5,711,595
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     San Leandro Community Facilities District No. 1
                Special Tax                                                     6.400         09/01/2019         1,634,430
--------------------------------------------------------------------------------------------------------------------------
  2,125,000     San Marcos Public Facilities Authority RITES 3                 11.151 4       08/01/2034         2,617,065
--------------------------------------------------------------------------------------------------------------------------
  2,150,000     San Marcos Public Facilities Authority RITES 3                 11.151 4       08/01/2035         2,591,739
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     San Marcos Special Tax 2                                        5.950         09/01/2035         6,378,420
--------------------------------------------------------------------------------------------------------------------------
     25,000     San Mateo Sewer, Series A                                       5.000         08/01/2025            25,889
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Santa Ana Financing Authority (Mainplace)                       5.600         09/01/2019         1,098,980
--------------------------------------------------------------------------------------------------------------------------
    300,000     Santa Monica Community College District                         5.750         07/01/2020           306,726
--------------------------------------------------------------------------------------------------------------------------
  3,935,000     Santaluz Special Tax Community Facilities District No. 2        6.375         09/01/2030         4,011,536


                               29  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    20,000     Sonoma County Community Redevel. Agency (Roseland)              7.900%        08/01/2013     $      20,446
--------------------------------------------------------------------------------------------------------------------------
  1,585,000     South El Monte Improvement District (Merged Aera) 2             5.000         08/01/2030         1,641,505
--------------------------------------------------------------------------------------------------------------------------
  5,245,000     South El Monte Improvement District (Merged Aera) 2             5.000         08/01/2035         5,412,420
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     South Tahoe Joint Powers Financing Authority                    5.000         10/01/2035         2,103,640
--------------------------------------------------------------------------------------------------------------------------
 10,335,000     Southern CA Logistics Airport Authority                         5.000         12/01/2035        10,666,857
--------------------------------------------------------------------------------------------------------------------------
    500,000     Southern CA Public Power Authority                              5.000         07/01/2015           500,995
--------------------------------------------------------------------------------------------------------------------------
    150,000     Southern CA Public Power Authority RIBS                         8.877 4       07/01/2012           150,873
--------------------------------------------------------------------------------------------------------------------------
  1,170,000     Southern CA Tobacco Securitization Authority (TASC) 1           5.500         06/01/2036         1,206,867
--------------------------------------------------------------------------------------------------------------------------
  3,210,000     Southern CA Tobacco Securitization Authority (TASC) 1           6.000         06/01/2043         3,394,703
--------------------------------------------------------------------------------------------------------------------------
    135,000     Stockton Public Financing Authority, Series A                   5.875         09/02/2016           136,362
--------------------------------------------------------------------------------------------------------------------------
  2,250,000     Tejon Ranch Public Facilities Finance Authority
                Special Tax (Community Facilities District No. 1)               7.200         09/01/2030         2,319,638
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Temecula Valley Unified School District                         5.500         09/01/2035         2,027,900
--------------------------------------------------------------------------------------------------------------------------
     75,000     Thousand Oaks Redevel. Agency                                   5.000         12/01/2020            75,474
--------------------------------------------------------------------------------------------------------------------------
  4,560,000     Trinity County COP 1,3                                          8.500         01/15/2026         4,565,609
--------------------------------------------------------------------------------------------------------------------------
     60,000     Turlock Public Financing Authority                              5.450         09/01/2024            61,478
--------------------------------------------------------------------------------------------------------------------------
  1,600,000     Tustin Community Facilities District Special Tax
                (John Lang Homes)                                               5.500         09/01/2034         1,624,496
--------------------------------------------------------------------------------------------------------------------------
  2,650,000     Upland Community Facilities District Special Tax
                (San Antonio)                                                   6.100         09/01/2034         2,820,634
--------------------------------------------------------------------------------------------------------------------------
    250,000     Vacaville Public Financing Authority                            5.400         09/01/2022           250,043
--------------------------------------------------------------------------------------------------------------------------
  2,200,000     Val Verde Unified School District                               5.000         01/01/2030         2,312,112
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Val Verde Unified School District                               5.000         01/01/2035         2,623,450
--------------------------------------------------------------------------------------------------------------------------
    415,000     Val Verde, CA Unified School District Special Tax               5.450         09/01/2036           419,192
--------------------------------------------------------------------------------------------------------------------------
    850,000     Vallejo COP (Marine World Foundation) 3                         7.000         02/01/2017           893,129
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Vallejo COP (Marine World Foundation) 1,3                       7.200         02/01/2026         1,050,270
--------------------------------------------------------------------------------------------------------------------------
  1,060,000     Valley Sanitation District 2                                    5.000         09/02/2025         1,048,690
--------------------------------------------------------------------------------------------------------------------------
  1,375,000     Valley Sanitation District 2                                    5.200         09/02/2030         1,375,963
--------------------------------------------------------------------------------------------------------------------------
  1,160,000     Victor Valley Union High School District 2                      5.100         09/01/2035         1,156,230
--------------------------------------------------------------------------------------------------------------------------
    500,000     Victorville Special Tax 2                                       5.050         09/01/2030           499,060
--------------------------------------------------------------------------------------------------------------------------
    450,000     Victorville Special Tax 2                                       5.125         09/01/2035           447,246
--------------------------------------------------------------------------------------------------------------------------
    200,000     Vista Community Devel. Commission (Vista Redevel.)              6.000         09/01/2025           204,612
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                            6.125         09/01/2031         4,130,480
--------------------------------------------------------------------------------------------------------------------------
    500,000     Western Hills Water District Special Tax (Diablo Grande)        6.875         09/01/2031           533,740
--------------------------------------------------------------------------------------------------------------------------
  1,570,000     Westlands Water District RITES 1,3                             11.129 4       09/01/2030         1,884,502
--------------------------------------------------------------------------------------------------------------------------
  2,645,000     Westlands Water District RITES 1,3                             11.129 4       09/01/2035         3,157,918
--------------------------------------------------------------------------------------------------------------------------
     15,000     Yucaipa Redevel. Agency
                (Eldorado Palms Mobile Home)                                    6.000         05/01/2030            15,425
                                                                                                             -------------
                                                                                                               795,424,995


                   30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                    COUPON           MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--10.4%
$50,000,000     Puerto Rico Children's Trust Fund (TASC) 2                      0.000% 7      05/15/2050     $   3,172,000
--------------------------------------------------------------------------------------------------------------------------
  2,245,000     Puerto Rico HBFA 1                                              6.250         04/01/2029         2,302,539
--------------------------------------------------------------------------------------------------------------------------
  5,750,000     Puerto Rico Infrastructure                                      5.000         07/01/2041         6,004,553
--------------------------------------------------------------------------------------------------------------------------
  5,510,000     Puerto Rico ITEMECF (Cogeneration Facilities) 1                 6.625         06/01/2026         5,979,232
--------------------------------------------------------------------------------------------------------------------------
  2,710,000     Puerto Rico ITEMECF (Mennonite General Hospital) 1              6.500         07/01/2012         2,731,246
--------------------------------------------------------------------------------------------------------------------------
 22,400,000     Puerto Rico Port Authority (American Airlines), Series A 1      6.250         06/01/2026        17,741,472
--------------------------------------------------------------------------------------------------------------------------
 27,000,000     V.I.Public Finance Authority (Hovensa Coker)                    6.500         07/01/2021        30,785,130
--------------------------------------------------------------------------------------------------------------------------
  4,515,000     V.I.Public Finance Authority, Series A 1                        6.375         10/01/2019         5,117,030
--------------------------------------------------------------------------------------------------------------------------
  5,150,000     V.I.Public Finance Authority, Series E                          6.000         10/01/2022         5,382,265
                                                                                                             -------------
                                                                                                                79,215,467

--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $821,239,118)--115.0%                                                        874,640,462
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(15.0)                                                                 (113,758,562)
                                                                                                             -------------
NET ASSETS--100.0%                                                                                           $ 760,881,900
                                                                                                             =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

2. When-issued security or forward commitment to be delivered and settled after July 31, 2005. See Note 1 of Notes to Financial Statements.

3. Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $85,224,842, which represents 11.20% of the Fund's net assets. See Note 5 of Notes to Financial Statements.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

5. Issue is in default. See Note 1 of Notes to Financial Statements.

6. Non-income producing security.

7. Represents a zero coupon bond.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG         Association of Bay Area Governments
CDA          Communities Development Authority
CDC          Community Development Corp.
COP          Certificates of Participation
GO           General Obligation
HBFA         Housing Bank and Finance Agency
HFA          Housing Finance Agency/Authority
INFLOS       Inverse Floating Rate Securities
ITEMECF      Industrial, Tourist, Educational, Medical
             and Environmental Community Facilities
M-S-R        Modesto Irrigation District of the City of
             Santa Clara and the City of Redding
RIBS         Residual Interest Bonds
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds
USD          Unified School District
V.I.         United States Virgin Islands


                   31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  July 31, 2005 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                           MARKET VALUE         PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                       $ 187,142,727            21.4%
Special Tax                                         183,414,879            21.0
Special Assessment                                  134,720,554            15.4
Municipal Leases                                     79,946,346             9.1
Pollution Control                                    41,238,595             4.7
General Obligation                                   36,191,015             4.1
Marine/Aviation Facilities                           35,198,609             4.0
Hospital/Health Care                                 27,513,697             3.2
Education                                            23,978,625             2.7
Airlines                                             18,057,048             2.1
Adult Living Facilities                              15,339,564             1.8
Electric Utilities                                   13,687,584             1.6
Multifamily Housing                                  13,525,444             1.5
Sales Tax Revenue                                    10,525,496             1.2
Higher Education                                     10,411,795             1.2
Hotels, Restaurants & Leisure                        10,032,008             1.2
Not-for-Profit Organization                           7,817,674             0.9
Water Utilities                                       7,653,068             0.9
Resource Recovery                                     6,200,382             0.7
Single Family Housing                                 5,400,233             0.6
Sewer Utilities                                       4,563,917             0.5
Manufacturing, Durable Goods                          1,201,560             0.1
Gas Utilities                                           879,642             0.1
                                                  ------------------------------
Total                                             $ 874,640,462           100.0%
                                                  ==============================


                   32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  July 31, 2005 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATING                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        17.4%
AA                                                                          5.8
A                                                                           9.8
BBB                                                                        48.6
BB                                                                          1.1
B                                                                           0.1
CCC                                                                         2.0
Not Rated                                                                  15.2
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  July 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $821,239,118)--see accompanying statement of investments     $ 874,640,462
-------------------------------------------------------------------------------------------------------
Cash                                                                                           779,884
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                    11,882,384
Shares of beneficial interest sold                                                          10,607,640
Investments sold                                                                             5,805,000
Other                                                                                           21,368
                                                                                         -------------
Total assets                                                                               903,736,738

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $73,620,540 purchased on a when-issued basis
or forward commitment)                                                                      73,776,761
Payable on borrowings (See Note 6)                                                          67,600,000
Dividends                                                                                      589,687
Shares of beneficial interest redeemed                                                         432,232
Distribution and service plan fees                                                             149,558
Trustees' compensation                                                                         110,289
Interest expense                                                                                77,542
Shareholder communications                                                                      28,778
Transfer and shareholder servicing agent fees                                                   22,498
Other                                                                                           67,493
                                                                                         --------------
Total liabilities                                                                          142,854,838

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 760,881,900
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $      66,034
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 705,575,364
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            5,012,437
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (3,173,279)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  53,401,344
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 760,881,900
                                                                                         ==============


                   34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $621,735,823 and
53,950,406 shares of beneficial interest outstanding)                                              $11.52
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)    $12.09
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $59,530,396 and 5,162,095 shares
of beneficial interest outstanding)                                                                $11.53
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $79,615,681 and 6,921,403 shares
of beneficial interest outstanding)                                                                $11.50

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 37,971,138

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,115,304
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,139,564
Class B                                                                 610,171
Class C                                                                 432,616
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 182,931
Class B                                                                  29,650
Class C                                                                  21,277
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  33,635
Class B                                                                   4,543
Class C                                                                   4,226
--------------------------------------------------------------------------------
Interest expense                                                        443,752
--------------------------------------------------------------------------------
Custodian fees and expenses                                              28,517
--------------------------------------------------------------------------------
Trustees' compensation                                                   15,940
--------------------------------------------------------------------------------
Other                                                                   122,074
                                                                   -------------
Total expenses                                                        6,184,200
Less reduction to custodian expenses                                     (5,752)
                                                                   -------------
Net expenses                                                          6,178,448

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                31,792,690

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      1,502,281
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 61,275,811

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 94,570,782
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                    2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                         $  31,792,690     $  32,731,573
----------------------------------------------------------------------------------------------
Net realized gain                                                 1,502,281         2,593,176
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             61,275,811         9,407,322
                                                              --------------------------------
Net increase in net assets resulting from operations             94,570,782        44,732,071

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                         (26,908,765)      (23,080,655)
Class B                                                          (3,003,604)       (4,213,716)
Class C                                                          (2,082,510)       (1,515,899)

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                         168,989,275         4,558,937
Class B                                                         (13,357,770)      (38,472,624)
Class C                                                          44,091,249         2,456,965

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total increase (decrease)                                       262,298,657       (15,534,921)
----------------------------------------------------------------------------------------------
Beginning of period                                             498,583,243       514,118,164
                                                              --------------------------------
End of period (including accumulated net investment income
of $5,012,437 and $5,214,626, respectively)                   $ 760,881,900     $ 498,583,243
                                                              ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JULY 31,                           2005          2004         2003          2002           2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  10.31      $   9.97     $  10.60      $  10.49       $  10.11
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .62 1         .68          .63           .53            .53
Net realized and unrealized gain (loss)                 1.21           .27         (.66)          .10            .38
                                                    -------------------------------------------------------------------
Total from investment operations                        1.83           .95         (.03)          .63            .91
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.62)         (.61)        (.60)         (.52)          (.53)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  11.52      $  10.31     $   9.97      $  10.60       $  10.49
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     18.20%         9.54%       (0.57)%        6.20%          9.17%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $621,736      $401,491     $385,141      $409,689       $387,388
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $477,934      $400,452     $410,237      $398,651       $344,808
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.59%         6.52%        5.88%         5.09%          5.08%
Total expenses                                          0.92%         1.00%        0.96%         0.86% 4        0.88%
Expenses after payments and waivers and
reduction to custodian expenses                          N/A 5        0.97%         N/A 5         N/A           0.87% 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   15%           26%          63%           27%            20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS B   YEAR ENDED JULY 31,                           2005          2004         2003          2002           2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  10.31      $   9.97     $  10.61      $  10.50       $  10.11
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .54 1         .64          .55           .45            .45
Net realized and unrealized gain (loss)                 1.22           .22         (.68)          .10            .39
                                                    -------------------------------------------------------------------
Total from investment operations                        1.76           .86         (.13)          .55            .84
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.54)         (.52)        (.51)         (.44)          (.45)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  11.53      $  10.31     $   9.97      $  10.61       $  10.50
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     17.40%         8.70%       (1.42)%        5.39%          8.46%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 59,530      $ 65,991     $101,079      $128,857       $137,307
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 61,244      $ 84,482     $118,611      $132,685       $126,060
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.90%         5.76%        5.09%         4.32%          4.33%
Total expenses                                          1.69%         1.77%        1.73%         1.62% 4        1.63%
Expenses after payments and waivers and
reduction to custodian expenses                          N/A 5        1.74%         N/A 5         N/A           1.62% 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   15%           26%          63%           27%            20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED JULY 31,                          2005         2004         2003         2002          2001
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.29      $  9.95      $ 10.58      $ 10.48       $ 10.09
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .52 1        .60          .54          .46           .45
Net realized and unrealized gain (loss)                1.23          .26         (.66)         .08           .39
                                                    ---------------------------------------------------------------
Total from investment operations                       1.75          .86         (.12)         .54           .84
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.54)        (.52)        (.51)        (.44)         (.45)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.50      $ 10.29      $  9.95      $ 10.58       $ 10.48
                                                    ===============================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    17.33%        8.71%       (1.33)%       5.31%         8.48%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $79,616      $31,102      $27,898      $24,936       $18,105
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $43,444      $30,371      $27,011      $21,775       $14,489
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.73%        5.74%        5.12%        4.33%         4.32%
Total expenses                                         1.69%        1.78%        1.73%        1.62% 4       1.63%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5       1.75%         N/A 5        N/A          1.62% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  15%          26%          63%          27%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and


                   41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $81,192,276 as of July 31, 2005, which represents 8.98% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2005, the Fund had purchased $73,620,540 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2005, securities with an aggregate market value of $315,576, representing 0.04% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                   42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS    FOR FEDERAL INCOME
   INCOME                    GAIN     CARRYFORWARD 1,2,3          TAX PURPOSES
   ---------------------------------------------------------------------------
   $5,711,725                 $--             $3,173,279           $53,401,344

1. As of July 31, 2005, the Fund had $3,173,279 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2005, details of the capital loss carryforward were as follows:

                         EXPIRING
                         -----------------------------
                         2009               $3,173,279

2. During the fiscal year ended July 31, 2005, the Fund utilized $1,502,281 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended July 31, 2004, the Fund utilized $2,486,648 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                   43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

                                               YEAR ENDED       YEAR ENDED
                                            JULY 31, 2005    JULY 31, 2004
          ----------------------------------------------------------------
          Distributions paid from:
          Exempt-interest dividends           $31,994,879      $28,810,270

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities     $821,239,118
                                             =============
          Gross unrealized appreciation      $ 54,136,933
          Gross unrealized depreciation          (735,589)
                                             -------------
          Net unrealized appreciation        $ 53,401,344
                                             =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2005, the Fund's projected benefit obligations were increased by $2,160 and payments of $7,254 were made to retired trustees, resulting in an accumulated liability of $91,136 as of July 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED JULY 31, 2005        YEAR ENDED JULY 31, 2004
                                 SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                         19,938,576     $223,516,947      7,744,923     $ 80,841,517
Dividends and/or
distributions reinvested      1,431,372       15,844,672      1,331,353       13,858,499
Redeemed                     (6,371,483)     (70,372,344)    (8,763,844)     (90,141,079)
                             ------------------------------------------------------------
Net increase                 14,998,465     $168,989,275        312,432     $  4,558,937
                             ============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                          1,070,121     $ 11,925,943        600,000     $  6,274,104
Dividends and/or
distributions reinvested        164,749        1,816,688        260,942        2,715,157
Redeemed                     (2,471,135)     (27,100,401)    (4,597,223)     (47,461,885)
                             ------------------------------------------------------------
Net decrease                 (1,236,265)    $(13,357,770)    (3,736,281)    $(38,472,624)
                             ============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                          4,514,407     $ 50,858,939      1,017,725     $ 10,643,445
Dividends and/or
distributions reinvested        106,662        1,181,896         90,433          940,495
Redeemed                       (722,327)      (7,949,586)      (888,932)      (9,126,975)
                             ------------------------------------------------------------
Net increase                  3,898,742     $ 44,091,249        219,226     $  2,456,965
                             ============================================================


                   45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2005, were as follows:

                                        PURCHASES           SALES
          -------------------------------------------------------
          Investment securities      $291,378,026     $71,239,205

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $230,614 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B and Class C


                   46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND shares were $2,131,461 and $1,323,815, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A          CLASS B          CLASS C
                      CLASS A       CONTINGENT       CONTINGENT       CONTINGENT
                    FRONT-END         DEFERRED         DEFERRED         DEFERRED
                SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                  RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED        DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2005        $565,644          $16,065         $127,684          $12,567

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees to not exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely, however, may be amended or withdrawn by the Manager at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee


                   47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.3439% as of July 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the year ended July 31, 2005, the average daily loan balance was $15,816,712 at an average daily interest rate of 2.751%. The Fund had borrowings outstanding of $67,600,000 at July 31, 2005 at an interest rate of 3.3439%. The Fund had gross borrowings and gross loan repayments of $228,700,000 and $191,500,000, respectively, during the year ended July 31, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2005 was $67,600,000. The Fund paid $40,880 in fees and $369,790 in interest during the year ended July 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                   48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CALIFORNIA MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer California Municipal Fund, including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer California Municipal Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
September 13, 2005


                   50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended July 31, 2005 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   52 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Ronald H. Fielding and the Manager's Rochester Division investment team and analysts. A portfolio management team comprised of Ronald H. Fielding and other investment professionals selected from the Manager's Rochester Division manages the Fund. This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Fielding has had over 27 years of experience managing municipal bond/tax-exempt investments, is a Senior Vice President of the


                   53 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

Manager since January 1996 and is a Vice President of the Fund. Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other California municipal debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California municipal debt funds and other funds with comparable asset levels and distribution features. The Manager has agreed to voluntarily waive a portion of its management fee so that the "Management Fees" will not exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking may be amended or withdrawn by the Manager at any time. The Board considered that the Fund's contractual and actual management fees are higher than its peer group average although its total expenses are slightly lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced any recent asset growth and that,


                   54 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   55 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE      BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIG-
                                  NATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board             Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003);         Holding Corp. (waste-to-energy company) (since 2002); Director of Weyer-
Trustee (since 1993)              haeuser Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December
Age: 74                           2002); Director of ConAgra Foods (1993-2001); Director of Texas Instruments
                                  (1993-2001); Director of FMC Corporation (1993-2001). Oversees 24 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foun-
Trustee (since 2005)              dation) (since 2005); Director of ICI Education Foundation (education) (since
Age: 64                           October 1991); President of the Investment Company Institute (trade associa-
                                  tion) (1991-2004); Director of ICI Mutual Insurance Company (insurance)
                                  (1991-2004). Oversees 24 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 34 portfolios in the
Trustee (since 1993)              OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 1999)              2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 66                           Andrew W. Mellon Foundation (since 2001); Member of the National Academy of Sciences (since 1979); Member of the American Philosophical Society (since
                                  1996); Council on Foreign Relations (since 2002); Director of the Institute for
                                  Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                  (1994-1999). Oversees 24 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)              1998); and Senior Vice President and General Auditor of American Express
Age: 62                           Company (financial services company) (July 1998-February 2003). Oversees 24 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)              (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                           adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                  Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees
                                  24 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 1988)              February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                           trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumber-
                                  mens Mutual Casualty Company, American Motorists Insurance Company and
                                  American Manufacturers Mutual Insurance Company; Former President and
                                  Chief Executive Officer of The Conference Board, Inc. (international economic and business research). Oversees 24 portfolios in the OppenheimerFunds complex.


                   56 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consult-
Trustee (since 1989)              ing and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                           (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 24 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,*                Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)              Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 64                           Member of the Investment Committee of the Associated Jewish Charities
                                  of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                  December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,*                   President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                           Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999);
                                  and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS TRUSTEE FOR AN INDEFINITE
                                  TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Trustee,            (since September 2000) of the Manager; President and Director or Trustee of
(since 2002)                      other Oppenheimer funds; President and Director of Oppenheimer Acquisition
Age: 56                           Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
                                  Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                  July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                  Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                  Manager) (since July 2001); President and Director of OppenheimerFunds Legacy
                                  Program (charitable trust program established by the Manager) (since July 2001);
                                  Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                  Trinity Investment Management Corporation and Tremont Capital Management,
                                  Inc. (since November 2001), HarbourView Asset Management Corporation and
                                  OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                                  and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                  Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                  Corporation (holding company parent of Babson Capital Management LLC)
                                  (since June 1995); Member of the Investment Company Institute's Board of
                                  Governors (since October 3, 2003); Chief Operating Officer of the Manager
                                  (September 2000-June 2001); President and Trustee of MML Series Investment
                                  Fund and MassMutual Select Funds (open-end investment companies) (Novem-
                                  ber 1999-November 2001); Director of C.M. Life Insurance Company (September
                                  1999-August 2000); President, Chief Executive Officer and Director of MML
                                  Bay State Life Insurance Company (September 1999-August 2000); Director of
                                  Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                                  Emerald Isle Bancorp) (June 1989-June 1998). Oversees 67 portfolios as a trustee

* Elected as Trustee effective August 17, 2005.


                   57 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   or director and 20 additional portfolios as officer in the OppenheimerFunds
Continued                         complex.

--------------------------------------------------------------------------------------------------------------------------
OFFICERS                          THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
                                  WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR
                                  MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924, AND
                                  FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES FOR AN
                                  ANNUAL TERM OR UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,               Senior Vice President of the Manager (since January 1996); Chairman of the
Vice President (since 2002)       Rochester Division of the Manager (since January 1996). An officer of 10 port-
Age: 56                           folios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal           Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting          Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Officer (since 1999)              Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
Age: 45                           Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                  OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                  2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                  Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                  (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                  Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                  (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 56                           (since December 2001); General Counsel of Centennial Asset Management
                                  Corporation (since December 2001); Senior Vice President and General Counsel
                                  of HarbourView Asset Management Corporation (since December 2001);
                                  Secretary and General Counsel of OAC (since November 2001); Assistant
                                  Secretary (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                  President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc.
                                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting
                                  General Counsel (November 2001-February 2002) and Associate General
                                  Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                  the following: Shareholder Services, Inc. (May 1985-November 2001), Share-
                                  holder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001).
                                  An officer of 87 portfolios in the OppenheimerFunds complex.


                   58 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer          Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                      Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 54                           February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                   59 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND




ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $20,000 in fiscal 2005 and $20,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $142,059 in fiscal 2005 and $29,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of Forms 5500, and tax consultations on foreign withholding taxes and certain investment transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $147,059 in fiscal 2005 and $35,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: September 13, 2005